Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 617,000
Previously Paid Amount	0.00
Total Fee Amount	85.21
Total Offset Amount	0.00
Net Fee	85.21
Narrative - Max Aggregate Offering Price	$ 617,000
Final Prospectus	true